Investment instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Detail of Investment Instruments Measured at FVOCI

As of December 31, 2021 and 2020, the detail of financial instruments measured at FVTOCI and at amortized cost is as follows:

	As of December 31, 2021			As of December 31, 2020
	At FVOCI	At amortized cost	Totals	At FVOCI	At amortized cost	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt instruments	3,650,044	187,455	3,837,499	3,960,104	111,542	4,071,646
Equity instruments	10,406	—	10,406	10,795	—	10,795
Totals	3,660,450	187,455	3,847,905	3,970,899	111,542	4,082,441

Detail of Financial Instruments Measured at FVOCI

As of December 31, 2021 and 2020, the detail of financial instruments measured at FVTOCI and at amortized cost is as follows:

	As of December 31, 2021			As of December 31, 2020
	At FVOCI	At amortized cost (1)	Totals	At FVOCI	At amortized cost (1)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	1,918,659	—	1,918,659	1,170,841	—	1,170,841
Chilean Treasury bonds	1,060,379	—	1,060,379	1,783,765	—	1,783,765
Other goverment securities	123,991	—	123,991	101,573	—	101,573
Other local institutions financial instruments
Time deposits in local banks	—	—	—	14,856	—	14,856
Mortgage finance bonds	—	—	—	30	—	30
Chilean financial institutions bonds	119,302	—	119,302	277,163	—	277,163
Other local financial investments	15,840	—	15,840	—	—	—
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	45,386	—	45,386	217,185	—	217,185
Other foreign financial instruments	366,487	187,455	553,942	394,691	111,542	506,233
Investments not quoted in active markets			—			—
Corporate bonds	—	—	—	—	—	—
Equity instruments
Other financial instruments	10,406	—	10,406	10,795	—	10,795
Totals	3,660,450	187,455	3,847,905	3,970,899	111,542	4,082,441
(1)	Financial assets at amortized cost are presented net of allowances for credit loss further disclosures are presented under section “c) Impairment of debt instruments at fair value through other comprehensive income and at amortized cost”

Summary of Portfolio of Debt Securities Classified as Investment Instruments at Fair Value through Other Comprehensive Income Includes Impairment

As of December 31, 2021 and 2020 the portfolios of debt securities classified as investment instruments at fair value through other comprehensive income includes impairment movements as summarized below:

	Financial instruments at FVOCI
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2021	(911)	—	—	(911)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	(847)	—	—	(847)
- Decreases due to change in credit risk	487	—	—	487
- Charge-Offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(93)	—	—	(93)
Financial assets that have been derecognized	715	—	—	715
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	(2)	—	—	(2)
Ending balances as of December 31, 2021	(651)	—	—	(651)

	Financial instruments at FVOCI
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2020	(2,310)	—	—	(2,310)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	(210)	—	—	(210)
- Decreases due to change in credit risk	1,127	—	—	1,127
- Charge-Offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(40)	—	—	(40)
Financial assets that have been derecognized	522	—	—	522
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of December 31, 2020	(911)	—	—	(911)

Summary of Portfolio of Investment Instruments at Amortized Cost Includes Impairment

As of December 31, 2021 and 2020 the portfolios of investment instruments at amortized cost includes impairment movements as summarized below:

Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2021	(101)	—	—	(101)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	(121)	—	—	(121)
- Decreases due to change in credit risk	95	—	—	95
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased		—	—	—
Financial assets that have been derecognized		—	—	—
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of December 31, 2021	(127)	—	—	(127)

Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2020	(24)	—	—	(24)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(86)	—	—	(86)
Financial assets that have been derecognized	9	—	—	9
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of December 31, 2020	(101)	—	—	(101)

Schedule of Unrealized Gains and Losses on the FVTOCI Portfolio

Unrealized gains and losses of the FVTOCI portfolio as of December 31, 2021 and 2020 are detailed as follows:

	As of December 31, 2021				As of December 31, 2020
	Acquisition	Unrealized		Fair	Acquisition	Unrealized		Fair
	cost	Gain	Losses	value	cost	Gain	Losses	value

Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	1,918,411	533	(285)	1,918,659	1,171,350	29	(538)	1,170,841
Chilean Treasury bonds	1,181,443	737	(121,801)	1,060,379	1,781,626	8,989	(6,850)	1,783,765
Other government securities	125,372	812	(2,193)	123,991	96,924	4,409	240	101,573
Other local institutions financial instruments
Time deposits in local banks	—	—	—	—	14,622	252	(18)	14,856
Mortgage finance bonds	—	—	—	—	29	1	—	30
Chilean financial institutions bonds	121,983	49	(2,730)	119,302	273,028	4,135	—	277,163
Other local financial investments	15,992	80	(232)	15,840
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	30,336	15,332	(282)	45,386	193,389	23,848	(52)	217,185
Other foreign financial instruments	380,306	626	(14,445)	366,487	391,058	3,724	(91)	394,691
Investments not quoted in active markets
Corporate bonds	—	—	—	—	—	—	—	—
Equity instruments
Unlisted securities	6,987	3,419	—	10,406	6,466	4,329	—	10,795
Totals	3,780,830	21,588	(141,968)	3,660,450	3,928,492	49,716	(7,309)	3,970,899

Schedule of Portfolio of Equity Instruments at Fair Value through Comprehensive Income

As of December 31, 2021 and 2020 the portfolio of equity investment instruments at fair value through comprehensive income are detail as follows:

	2021	2020
Unlisted securities	MCh$	MCh$
Domestic entities
Stock Exchanges	3,703	4,616

Foreign entities
A.C.H Colombia	1,158	1,173
Redeban Multicolor S.A.	768	717
Cámara de Compensación Divisas de Colombia S.A.	—	309
Cámara de Riesgo Central de Contraparte S.A. (*)	867	—
Bolsa de Valores de Colombia	900	969
Credibanco	2,994	2,990
Patrimonio Autónomo Fiducredicorp (Comisionista)	16	21
Totals	10,406	10,795

(*)     In August 2020, the Cámara de Riesgo Central de Contraparte S.A. participation was sold, corresponding to 2.43% of the total equity. (See note 24 on effects on equity)

Schedule of Amount Recognized in Profit and Loss

For the years ended December 31, 2021 and 2020, the following gains and losses were recognized in profit or loss and other comprehensive income:

	2021	2020
	MCh$	MCh$
Dividends from equity investments held at FVOCI recognized in profit or loss	1,870	979
Related to investments derecognized during the period	(32,954)	56,838
Related to investments held at the end of the reporting period	—	—
Totals	(31,084)	57,817